NET EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Disclosure of detailed information about earnings per share [Table Text Block]

	Six months ended June 30,
	2022		2021
	Weighted average number of shares (in thousands)	Net loss attributable to equity holders of the Company	Weighted average number of shares (in thousands)	Net loss attributable to equity holders of the Company

For the computation of basic net earnings	69,427	$(28,117)	46,112	$(125)

Effect of potential dilutive Ordinary shares	1,809	(5,703)	-	(12,702)

For the computation of diluted net earnings	71,236	$(33,820)	46,112	$(12,827)

	Three months ended June 30,
	2022		2021
	Weighted average number of shares (in thousands)	Net loss attributable to equity holders of the Company	Weighted average number of shares (in thousands)	Net loss attributable to equity holders of the Company

For the computation of basic net earnings	68,634	$(18,665)	45,616	$(4,630)

Effect of potential dilutive Ordinary shares	3,077	(3,028)	-	(5,642)

For the computation of diluted net earnings	71,711	$(21,693)	45,616	$(10,272)